Transamerica International Focus

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Australia - 0.9%
WiseTech Global Ltd.	94,302	$ 7,138,916
Canada - 21.2%
Alimentation Couche-Tard, Inc.	430,585	22,738,775
Canadian Pacific Kansas City Ltd.	283,675	22,580,530
Constellation Software, Inc.	10,586	34,620,339
Dollarama, Inc.	216,661	20,502,554
Shopify, Inc., Class A (A)	232,077	27,106,594
Waste Connections, Inc.	181,503	33,354,806
		160,903,598
France - 6.3%
Hermes International SCA	7,062	19,862,999
Safran SA	114,450	28,371,728
		48,234,727
Germany - 6.4%
CTS Eventim AG & Co. KGaA	209,852	20,462,952
SAP SE	102,035	28,118,207
		48,581,159
Hong Kong - 2.7%
AIA Group Ltd.	2,971,000	20,886,557
India - 2.9%
HDFC Bank Ltd., ADR	360,528	21,862,418
Ireland - 1.7%
ICON PLC (A)	65,326	13,005,100
Italy - 3.3%
Ferrari NV	57,831	24,781,740
Japan - 14.6%
Ajinomoto Co., Inc.	617,900	24,769,972
Hoya Corp.	134,300	18,034,589
ITOCHU Corp.	434,200	19,992,327
Keyence Corp.	63,200	27,220,792
Pan Pacific International Holdings Corp.	744,100	20,716,733
		110,734,413
Netherlands - 9.4%
Adyen NV (A)(B)	12,815	20,684,911
ASM International NV	39,746	23,059,972
Wolters Kluwer NV	153,103	27,812,998
		71,557,881
	Shares	Value
COMMON STOCKS (continued)
Norway - 2.0%
Salmar ASA	285,078	$ 15,099,284
Sweden - 2.1%
Evolution AB (B)	209,617	16,081,734
Switzerland - 6.1%
Belimo Holding AG	24,905	18,174,138
Sika AG	112,112	28,472,396
		46,646,534
Taiwan - 3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,206	23,486,960
United Kingdom - 3.2%
Compass Group PLC	695,941	23,978,207
United States - 10.1%
Coupang, Inc. (A)	796,523	18,726,256
Liberty Media Corp. - Liberty Formula One, Class C (A)	319,273	30,554,426
Linde PLC	61,838	27,587,168
		76,867,850
Total Common Stocks (Cost $696,528,456)		729,847,078

	Principal	Value
REPURCHASE AGREEMENT - 3.6%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2025, to be repurchased at $27,164,796 on 02/03/2025. Collateralized by a U.S. Government Obligation, 1.25%, due 11/30/2026, and with a value of $27,704,038.	$ 27,160,721	27,160,721
Total Repurchase Agreement (Cost $27,160,721)		27,160,721
Total Investments (Cost $723,689,177)		757,007,799
Net Other Assets (Liabilities) - 0.4%		3,164,518
Net Assets - 100.0%		$ 760,172,317
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Software	9.2%	$69,877,462
Broadline Retail	7.9	59,945,543
Chemicals	7.4	56,059,564
Entertainment	6.7	51,017,378
Semiconductors & Semiconductor Equipment	6.2	46,546,932
Hotels, Restaurants & Leisure	5.3	40,059,941
Food Products	5.3	39,869,256
Commercial Services & Supplies	4.4	33,354,806
Transamerica Funds

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Aerospace & Defense	3.7%	$28,371,728
Professional Services	3.7	27,812,998
Electronic Equipment, Instruments & Components	3.6	27,220,792
IT Services	3.6	27,106,594
Automobiles	3.3	24,781,740
Consumer Staples Distribution & Retail	3.0	22,738,775
Ground Transportation	3.0	22,580,530
Banks	2.9	21,862,418
Insurance	2.8	20,886,557
Financial Services	2.7	20,684,911
Trading Companies & Distributors	2.6	19,992,327
Textiles, Apparel & Luxury Goods	2.6	19,862,999
Building Products	2.4	18,174,138
Health Care Equipment & Supplies	2.4	18,034,589
Life Sciences Tools & Services	1.7	13,005,100
Investments	96.4	729,847,078
Short-Term Investments	3.6	27,160,721
Total Investments	100.0%	$ 757,007,799
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$320,907,666	$408,939,412	$—	$729,847,078
Repurchase Agreement	—	27,160,721	—	27,160,721
Total Investments	$320,907,666	$436,100,133	$—	$757,007,799
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the total value of 144A securities is $36,766,645, representing 4.8% of the
Fund's net assets.

(C)	Rate disclosed reflects the yield at January 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds